ACQUIRED INTANGIBLE ASSETS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Balance at Beginning	$ 10,263,941	$ 36,274,238
Amortization	(1,171,219)	(8,359,386)	$ (8,359,386)
Foreign currency translation adjustment	(455,508)	2,114,704
Impairment	(8,637,214)	(19,765,615)	0
Balance at End	0	$ 10,263,941	$ 36,274,238
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	350,189
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	2,720,529
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment	$ 5,566,496